BANK LOAN	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
BANK LOAN

NOTE 8 – BANK LOAN

Bank loans consist of the following:

	As of December 31,
	2022	2021
PT Bank UOB Indonesia	$-	$980,452
Total	$-	$980,452

On November 14, 2016, PT Green World Nusantara, an Indonesian subsidiary of the Company that operates the Kruh Block, entered in an agreement and obtained a bank loan in the form of an overdraft loan with a principal amount not exceeding $1,900,000, an automatically renewable term of one year first due on November 14, 2017, and floating interest rate spread of 1% per annum above the interest rate earned by the collateral account in which the Company deposits a balance of $2,000,000 for the purpose of pledging this loan. The pledge decreased to $1,000,000 since the facility decreased from $1,900,000 to $1,000,000 on March 2, 2020. On September 19, 2022, the unpaid balance in the amount of $980,452 have been repaid. Following the full repayment, this overdraft loan was terminated on November 14, 2022.

The Company has recorded interest expenses on the loan of $7,864, $11,220 and $10,891 for the years ended December 31, 2022, 2021 and 2020, respectively. The interest expense is recorded in the other income (expenses), net on the consolidated statements of operations and comprehensive loss, and unpaid interest is recorded in the consolidated balance sheets under accrued expenses.